Average Annual Total Returns - FidelityHedgedEquityFund-AMCIZPRO - FidelityHedgedEquityFund-AMCIZPRO - Fidelity Hedged Equity Fund	Apr. 01, 2025
Fidelity Advisor Hedged Equity Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	19.44%
Since Inception	13.40%	[1]
Fidelity Advisor Hedged Equity Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	19.55%
Since Inception	13.48%	[2]
Fidelity Advisor Hedged Equity Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	17.35%
Since Inception	12.29%	[3]
Fidelity Advisor Hedged Equity Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	14.69%
Since Inception	11.12%	[4]
Fidelity Advisor Hedged Equity Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	12.32%
Since Inception	10.27%	[5]
Fidelity Advisor Hedged Equity Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	12.18%
Since Inception	10.13%	[5]
Fidelity Advisor Hedged Equity Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.39%
Since Inception	7.93%	[5]
IXUYK
Average Annual Return:
Past 1 year	20.52%
Since Inception	14.24%
SP001
Average Annual Return:
Past 1 year	25.02%
Since Inception	20.22%

[1]	D From September 1, 2022 .
[2]	E From September 1, 2022 .
[3]	C From September 1, 2022 .
[4]	B From September 1, 2022 .
[5]	A From September 1, 2022 .